MATERIAL ACCOUNTING POLICIES - Economic Scenario Weightings (Details)	Dec. 31, 2024	Dec. 31, 2023
Optimistic scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	15.00%	15.00%
Optimistic scenario | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		1.64%
Optimistic scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.98%	2.37%
Optimistic scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.89%	4.47%
Optimistic scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	4.76%
Optimistic scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		7.92%
Optimistic scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.51%	6.68%
Optimistic scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	6.04%	7.17%
Optimistic scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	6.68%
Optimistic scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		3.69%
Optimistic scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.83%	4.33%
Optimistic scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	4.46%	4.61%
Optimistic scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	4.55%
Optimistic scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	20.00%	20.00%
Optimistic scenario | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		2.75%
Optimistic scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.10%	3.32%
Optimistic scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.77%	3.76%
Optimistic scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.93%
Base scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	60.00%	50.00%
Base scenario | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		1.16%
Base scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.80%	0.87%
Base scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.57%	2.60%
Base scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	2.96%
Base scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	50.00%
Base scenario | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		5.95%
Base scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	2.46%	4.00%
Base scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.48%	4.20%
Base scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.76%
Base scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base scenario | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		3.12%
Base scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.48%	3.26%
Base scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	3.46%	3.38%
Base scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	3.35%
Base scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	55.00%	55.00%
Base scenario | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		2.25%
Base scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	2.59%	1.90%
Base scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.36%	2.08%
Base scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	2.25%
Pessimistic scenario | Colombia
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	35.00%
Pessimistic scenario | Colombia | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		0.68%
Pessimistic scenario | Colombia | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.59%	(0.63%)
Pessimistic scenario | Colombia | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	1.23%	0.73%
Pessimistic scenario | Colombia | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	1.16%
Pessimistic scenario | Panama
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	30.00%
Pessimistic scenario | Panama | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		3.99%
Pessimistic scenario | Panama | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	1.41%	1.33%
Pessimistic scenario | Panama | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	0.92%	1.23%
Pessimistic scenario | Panama | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	0.85%
Pessimistic scenario | Guatemala
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | Guatemala | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		2.55%
Pessimistic scenario | Guatemala | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	3.12%	2.19%
Pessimistic scenario | Guatemala | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	2.45%	2.15%
Pessimistic scenario | Guatemala | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	2.14%
Pessimistic scenario | El Salvador
MATERIAL ACCOUNTING POLICIES
Probability weighting	25.00%	25.00%
Pessimistic scenario | El Salvador | Cutoff 2023
MATERIAL ACCOUNTING POLICIES
GDP growth		1.74%
Pessimistic scenario | El Salvador | Cutoff 2024
MATERIAL ACCOUNTING POLICIES
GDP growth	2.09%	0.49%
Pessimistic scenario | El Salvador | Cutoff 2025
MATERIAL ACCOUNTING POLICIES
GDP growth	0.95%	0.41%
Pessimistic scenario | El Salvador | Cutoff 2026
MATERIAL ACCOUNTING POLICIES
GDP growth	0.58%